Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	0000796251
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000000251 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Institutional Shares
Trading Symbol	DTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$17	0.17%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 49,490,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 80,523,136
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 1/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000252 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Investor Shares
Trading Symbol	DTVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 43	[2]
Expense Ratio, Percent	0.42%	[2]
Net Assets	$ 49,490,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 80,523,136
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 1/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000253 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Administrative Shares
Trading Symbol	DTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$29	0.28%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 29	[3]
Expense Ratio, Percent	0.28%	[3]
Net Assets	$ 49,490,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 80,523,136
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 1/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000254 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Participant Shares
Trading Symbol	DTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$58	0.57%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 58	[4]
Expense Ratio, Percent	0.57%	[4]
Net Assets	$ 49,490,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 80,523,136
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 1/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223304 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Wealth Shares
Trading Symbol	DTKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$44	0.43%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 44	[5]
Expense Ratio, Percent	0.43%	[5]
Net Assets	$ 49,490,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 80,523,136
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 1/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223303 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Service Shares
Trading Symbol	DTNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$100	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 100	[6]
Expense Ratio, Percent	0.98%	[6]
Net Assets	$ 49,490,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 80,523,136
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 1/31/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.